Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.39%	1.82%	1.28%
Inflation rate (as a percent)	2.91%	2.41%	2.06%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.70%	0.99%	0.52%
Inflation rate (as a percent)	2.49%	1.71%	1.24%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.50%	3.00%	2.50%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.75%	2.00%	1.50%
Inflation rate (as a percent)	3.25%	3.25%	3.00%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.45%	1.83%	1.41%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.48%	1.05%	0.68%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.50%	3.00%	2.50%